STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000


Direct Dial: (215) 564-8095

                         January 19, 1998

FILED via EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

     Re:  Impact Management Investment Trust
          File Nos. 333-22095 and 811-8065
          Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Number 1 to the Registration Statement of Impact Management Investment Trust which was filed with the SEC electronically on January 9, 1998.

     Please direct any questions or comments relating to this certification to me or, in my absence, to Dorothy M. Allison, Esquire at (215) 564-8102.

                         Very truly yours,

                         /s/ Michael V. Farrell
                         Michael V. Farrell, Esquire

cc:  C. R. Clark
     A. J. Elko
     D. M. Allison

a:imp-497.ed3